February 15, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:    ING Senior Income Fund

         (File Nos. 333-144159 and 811-10223)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, on behalf of ING Senior Income Fund (“Fund”), is Post-Effective Amendment No. 1 (“Amendment”) to the registration statement of the Fund under the Securities Act of 1933, as amended (“1933 Act”) and Amendment No. 25 under the Investment Company Act of 1940, as amended (“1940 Act”).  This Amendment is being filed pursuant to Rule 486(a) under the 1933 Act in connection with the Fund’s registration of two additional share classes to the Fund – Class I Common Shares and Class W Common Shares and the cover page states that the Amendment will become effective April 15, 2008.

Should you have any questions, please feel free to contact Kim Palmer at 480-477-2674 or the undersigned at 480-477-2649

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment

cc:           Jeffrey S. Puretz

                Dechert LLP